13F-HR
                             Form 13F Holdings Report
                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 13F

                                 FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, Connecticut 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, Connecticut, August 14, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  12,362,339
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                                 VALUE     SHRS OR   SH/ PUT/ INVSTMT OTH    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     X($1000)    PRN AMT   PRN CALL DSCRETN MGR  SOLE    SHARED    NONE
APPLE INC                           COM            037833100     572,670     980,600 SH       SOLE       980600
AMERISOURCEBERGEN CORP              COM            03073E105      73,800   1,875,500 SH       SOLE       1875500
ACE LTD                             SHS            H0023R105     213,541   2,880,635 SH       SOLE       2880635
AMERIGROUP CORP                     COM            03073T102      58,298     884,511 SH       SOLE       884511
AMERICAN INTL GROUP INC             COM NEW        026874784      67,068   2,090,000 SH       SOLE       2090000
ALBEMARLE CORP                      COM            012653101     239,438   4,014,728 SH       SOLE       4014728
BIOGEN IDEC INC                     COM            09062X103     517,810   3,586,445 SH       SOLE       3586445
BERKSHIRE HATHAWAY INC DEL          CL B NEW       084670702     108,270   1,299,300 SH       SOLE       1299300
CARDINAL HEALTH INC                 COM            14149Y108     222,189   5,290,226 SH       SOLE       5290226
CROWN CASTLE INTL CORP              COM            228227104     400,684   6,830,624 SH       SOLE       6830624
COLFAX CORP                         COM            194014106      40,007   1,451,130 SH       SOLE       1451130
CAPITAL ONE FINL CORP               COM            14040H105      41,266     754,966 SH       SOLE       754966
CABOT OIL & GAS CORP                COM            127097103      61,904   1,571,171 SH       SOLE       1571171
CEPHEID                             COM            15670R107      47,967   1,074,300 SH       SOLE       1074300
CARTER INC                          COM            146229109     190,559   3,622,800 SH       SOLE       3622800
DOLLAR GEN CORP NEW                 COM            256677105     104,238   1,916,500 SH       SOLE       1916500
DAVITA INC                          COM            23918K108     310,172   3,158,258 SH       SOLE       3158258
LAUDER ESTEE COS INC                CL A           518439104     243,493   4,499,140 SH       SOLE       4499140
EASTMAN CHEM CO                     COM            277432100     239,932   4,763,400 SH       SOLE       4763400
EOG RES INC                         COM            26875P101      67,704     751,349 SH       SOLE       751349
EQUINIX INC                         COM NEW        29444U502     133,934     762,510 SH       SOLE       762510
EQT CORP                            COM            26884L109     131,806   2,457,700 SH       SOLE       2457700
GRACE W R & CO DEL NEW              COM            38388F108     137,102   2,717,594 SH       SOLE       2717594
HOME DEPOT INC                      COM            437076102      51,988     981,100 SH       SOLE       981100
HEALTH MGMT ASSOC INC NEW           CL A           421933102      43,403   5,529,101 SH       SOLE       5529101
BLOCK H & R INC                     COM            093671105     377,591  23,629,011 SH       SOLE       23629011
HOST HOTELS & RESORTS INC           COM            44107P104     124,438   7,865,906 SH       SOLE       7865906
INTERCONTINENTALEXCHANGE INC        COM            45865V100      66,786     491,153 SH       SOLE       491153
INVESCO LTD                         SHS            G491BT108     174,012   7,699,653 SH       SOLE       7699653
LILLY ELI & CO                      COM            532457108     149,854   3,492,300 SH       SOLE       3492300
LYONDELLBASELL INDUSTRIES N         SHS - A -      N53745100     258,497   6,419,111 SH       SOLE       6419111
MASTERCARD INC                      CL A           57636Q104     645,621   1,501,062 SH       SOLE       1501062
MEDNAX INC                          COM            58502B106      60,164     877,800 SH       SOLE       877800
METLIFE INC                         COM            59156R108      54,542   1,768,000 SH       SOLE       1768000
MARSH & MCLENNAN COS INC            COM            571748102     194,558   6,036,559 SH       SOLE       6036559
MOLINA HEALTHCARE INC               COM            60855R100      29,526   1,258,600 SH       SOLE       1258600
NOBLE CORPORATION BAAR              NAMEN -AKT     H5833N103     186,286   5,726,611 SH       SOLE       5726611
NEWS CORP                           CL A           65248E104     509,252  22,846,690 SH       SOLE       22846690
OCEANEERING INTL INC                COM            675232102      66,960   1,399,097 SH       SOLE       1399097
ONCOTHYREON INC                     COM            682324108      15,240   3,256,615 SH       SOLE       3256615
ONYX PHARMACEUTICALS INC            COM            683399109      84,784   1,275,921 SH       SOLE       1275921
PRICELINE COM INC                   COM NEW        741503403     745,768   1,122,266 SH       SOLE       1122266
PFIZER INC                          COM            717081103     156,627   6,809,900 SH       SOLE       6809900
QUALCOMM INC                        COM            747525103     371,644   6,674,648 SH       SOLE       6674648
RALPH LAUREN CORP                   CL A           751212101      44,870     320,365 SH       SOLE       320365
SHERWIN WILLIAMS CO                 COM            824348106     357,571   2,701,710 SH       SOLE       2701710
SCHLUMBERGER LTD                    COM            806857108     575,175   8,861,117 SH       SOLE       8861117
STERICYCLE INC                      COM            858912108     204,485   2,230,673 SH       SOLE       2230673
STATE STR CORP                      COM            857477103     335,682   7,519,779 SH       SOLE       7519779
SKYWORKS SOLUTIONS INC              COM            83088M102     100,543   3,680,200 SH       SOLE       3680200
THERMO FISHER SCIENTIFIC INC        COM            883556102     143,912   2,772,343 SH       SOLE       2772343
TRIPADVISOR INC                     COM            896945201     401,278   8,979,146 SH       SOLE       8979146
TIME WARNER INC                     COM NEW        887317303     104,335   2,710,000 SH       SOLE       2710000
UNIVERSAL HLTH SVCS INC             CL B           913903100     180,342   4,178,470 SH       SOLE       4178470
US BANCORP DEL                      COM NEW        902973304     266,455   8,285,300 SH       SOLE       8285300
VISA INC                            COM CL A       92826C839     606,640   4,906,900 SH       SOLE       4906900
VARIAN MED SYS INC                  COM            92220P105      21,871     359,900 SH       SOLE       359900
VALEANT PHARMACEUTICALS INTL        COM            91911K102     370,436   8,270,522 SH       SOLE       8270522
WELLCARE HEALTH PLANS INC           COM            94946T106      57,351   1,082,100 SH       SOLE       1082100

S REPORT SUMMARY 59 # OF DATA RECORDS
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